RELATED PARTY TRANSACTIONS (Details) - Aggregate Contributions in Respect of Key Management Personnel to Defined Contribution Pension Schemes - Key management personnel of entity or parent - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share option plans
RELATED PARTY TRANSACTIONS (Details) - Aggregate Contributions in Respect of Key Management Personnel to Defined Contribution Pension Schemes [Line Items]
At 1 January	£ 0	£ 0	£ 1
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	0	0	0
Exercised/lapsed (includes entitlements of former key management personnel)	0	0	(1)
At 31 December	0	0	0
Share plans
RELATED PARTY TRANSACTIONS (Details) - Aggregate Contributions in Respect of Key Management Personnel to Defined Contribution Pension Schemes [Line Items]
At 1 January	101	84	82
Granted, including certain adjustments (includes entitlements of appointed key management personnel)	46	46	39
Exercised/lapsed (includes entitlements of former key management personnel)	(30)	(29)	(37)
At 31 December	£ 117	£ 101	£ 84